Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	May 10, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total debt	$ 385,496	$ 265,000	$ 130,494
Current portion of long-term debt	(424)		(20,339)
Unamortized debt issuance costs	(4,257)		(1,812)
Total long-term debt	380,815		108,343
Term Loan
Debt Instrument [Line Items]
Total debt	355,000		95,000
Unamortized debt issuance costs	(4,300)		(1,800)
Revolving Credit Facility
Debt Instrument [Line Items]
Total debt	30,000		35,000
Other
Debt Instrument [Line Items]
Total debt	$ 496		$ 494